STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

March 29, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Delaware Group Global & International Funds (the "Registrant")
File Nos. 811-06324; 033-41034
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 76 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on March 28, 2019, with an effective date of March 29, 2019.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Very truly yours,
/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen Johnson
Macquarie Investment Management
Bruce G. Leto